Schedule of Investments (unaudited)	iShares® MSCI Global Energy Producers ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.8%
Beach Energy Ltd.	81,315	$99,485
Boss Energy Ltd. (a)	15,561	27,137
Karoon Energy Ltd.(a)	27,729	39,960
New Hope Corp. Ltd.(b)	24,921	66,217
Paladin Energy Ltd.(a)	134,433	75,863
Santos Ltd.	162,585	946,210
Washington H Soul Pattinson & Co. Ltd.	10,764	197,987
Whitehaven Coal Ltd.	46,449	175,028
Yangzhou Yangjie Electronic Technology Co. Ltd.	49,491	1,044,079
		2,671,966
Austria — 0.3%
OMV AG	7,488	437,456

Brazil — 1.1%
3R Petroleum Oleo E Gas SA(a)	9,126	93,611
Enauta Participacoes SA	5,265	26,123
Petro Rio SA(a)	35,568	209,477
Petroleo Brasileiro SA	188,097	1,316,368
Petroreconcavo SA	3,627	21,926
		1,667,505
Canada — 9.6%
Advantage Energy Ltd.(a)(b)	9,503	82,494
ARC Resources Ltd.	34,826	524,517
Athabasca Oil Corp.(a)	26,676	54,624
Baytex Energy Corp.(a)	28,665	157,959
Birchcliff Energy Ltd.	13,572	122,323
Cameco Corp.	20,124	493,057
Canacol Energy Ltd.	7,605	18,338
Canadian Natural Resources Ltd.	59,436	3,933,579
Cardinal Energy Ltd.(a)	6,435	47,060
Cenovus Energy Inc.	70,452	1,633,121
Crescent Point Energy Corp.	29,432	260,615
Crew Energy Inc.(a)	7,020	34,910
Denison Mines Corp.(a)	40,833	51,007
Energy Fuels Inc./Canada(a)	7,722	49,573
Enerplus Corp.	12,519	185,679
Freehold Royalties Ltd.	6,552	81,327
Frontera Energy Corp.(a)	3,042	33,189
Headwater Exploration Inc.(a)	9,243	53,492
Imperial Oil Ltd.	11,844	648,735
Kelt Exploration Ltd.(a)	8,190	46,038
MEG Energy Corp.(a)	14,040	244,980
NexGen Energy Ltd.(a)(b)	20,241	96,016
NuVista Energy Ltd.(a)	9,126	93,435
Obsidian Energy Ltd.(a)	3,510	33,966
Paramount Resources Ltd., Class A	3,861	115,325
Parex Resources Inc.	6,201	137,321
Peyto Exploration & Development Corp.	8,541	104,530
Pipestone Energy Corp.(a)	6,084	28,091
PrairieSky Royalty Ltd.	10,764	161,181
Spartan Delta Corp.(a)	6,435	73,922
Suncor Energy Inc.	72,306	2,909,161
Surge Energy Inc.(a)	3,510	32,024
Tamarack Valley Energy Ltd.	21,996	91,820
Topaz Energy Corp.	4,329	80,909
Tourmaline Oil Corp.	15,845	978,122
Vermilion Energy Inc.	8,190	177,158
Security	Shares	Value

Canada (continued)
Whitecap Resources Inc.	32,598	$289,938
		14,159,536
China — 1.4%
AAG Energy Holdings Ltd.(c)	67,000	13,576
CGN Mining Co. Ltd.	90,000	9,273
China Coal Energy Co. Ltd., Class H	104,000	95,172
China Shenhua Energy Co. Ltd., Class A	21,700	110,193
China Shenhua Energy Co. Ltd., Class H	170,500	569,406
Guanghui Energy Co. Ltd., Class A(a)	23,400	36,981
Inner Mongolia Dian Tou Energy Corp. Ltd.	5,800	13,033
Inner Mongolia Yitai Coal Co. Ltd., Class B	55,400	92,179
Jizhong Energy Resources Co. Ltd.	10,700	12,615
PetroChina Co. Ltd., Class A	58,500	48,969
PetroChina Co. Ltd., Class H	1,050,000	552,927
Pingdingshan Tianan Coal Mining Co. Ltd.	7,000	16,054
Shaanxi Coal Industry Co. Ltd., Class A	28,100	79,853
Shan Xi Hua Yang Group New Energy Co. Ltd.	7,300	13,801
Shanxi Coking Coal Energy Group Co. Ltd., Class A	11,710	25,032
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	11,700	27,920
United Energy Group Ltd.	398,000	63,906
Yankuang Energy Group Co. Ltd., Class A	6,100	35,309
Yankuang Energy Group Co. Ltd., Class H	78,000	256,236
		2,072,435
Colombia — 0.1%
Ecopetrol SA	252,486	208,954

Finland — 0.7%
Neste OYJ	21,326	979,566

France — 5.0%
Etablissements Maurel et Prom SA(a)	3,042	16,035
TotalEnergies SE	125,190	7,409,128
		7,425,163
Greece — 0.0%
Hellenic Petroleum Holdings SA	2,971	21,220
Motor Oil Hellas Corinth Refineries SA	2,974	52,300
		73,520
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	20,709	148,583

India — 4.1%
Bharat Petroleum Corp. Ltd.	42,939	179,930
Coal India Ltd.	76,284	189,666
Gujarat Mineral Development Corp. Ltd.	3,159	6,311
Hindustan Petroleum Corp. Ltd.	31,244	91,533
Indian Oil Corp. Ltd.	93,366	139,324
Oil & Natural Gas Corp. Ltd.	125,580	244,905
Oil India Ltd.	13,806	42,395
Reliance Industries Ltd.	107,002	3,604,733
Reliance Industries Ltd., GDR(c)	23,444	1,577,299
		6,076,096
Indonesia — 0.3%
Adaro Energy Indonesia Tbk PT	725,400	162,806
Bukit Asam Tbk PT	189,800	58,953
Harum Energy Tbk PT	23,400	19,058
Indika Energy Tbk PT(a)	81,900	16,250
Indo Tambangraya Megah Tbk PT	23,400	56,169
Medco Energi Internasional Tbk PT(a)	397,812	15,811
Sugih Energy Tbk PT(a)(d)	206,700	—

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Energy Producers ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
United Tractors Tbk PT	84,500	$181,824
		510,871
Israel — 0.2%
Delek Group Ltd.(a)	468	74,331
Equital Ltd.(a)	1,054	37,838
Naphtha Israel Petroleum Corp. Ltd.(a)	1,639	12,595
Oil Refineries Ltd.	103,428	43,662
Paz Oil Co. Ltd.(a)	487	67,772
		236,198
Italy — 1.3%
Eni SpA	127,413	1,929,752
Saras SpA(a)	28,899	39,482
		1,969,234
Japan — 1.2%
Cosmo Energy Holdings Co. Ltd.	3,836	104,460
ENEOS Holdings Inc.	154,200	620,776
Idemitsu Kosan Co. Ltd.	10,668	287,740
Inpex Corp.	52,200	669,780
Japan Petroleum Exploration Co. Ltd.	1,300	31,602
		1,714,358
Malaysia — 0.0%
Hibiscus Petroleum Bhd	70,200	22,446

Norway — 1.5%
Aker BP ASA	6,435	277,235
BW Energy Ltd.(a)	4,563	13,868
DNO ASA	22,815	41,807
Equinor ASA	49,257	1,869,143
		2,202,053
Philippines — 0.0%
Semirara Mining & Power Corp.	32,400	20,456

Poland — 0.2%
Grupa Lotos SA(a)	4,680	77,200
Polski Koncern Naftowy ORLEN SA	15,093	260,506
		337,706
Portugal — 0.2%
Galp Energia SGPS SA	25,159	328,480

Russia — 0.0%
LUKOIL PJSC(d)	17,021	3
Rosneft Oil Co. PJSC(d)	47,821	8
Surgutneftegas PJSC(d)	285,010	45
Tatneft PJSC(d)	57,983	9
		65
Saudi Arabia — 1.0%
Rabigh Refining & Petrochemical Co.(a)	11,232	81,037
Saudi Arabian Oil Co.(c)	122,131	1,363,874
		1,444,911
South Africa — 0.2%
Exxaro Resources Ltd.	12,402	175,894
Thungela Resources Ltd.	6,582	105,169
		281,063
South Korea — 0.6%
HD Hyundai Co. Ltd.	2,457	123,732
SK Innovation Co. Ltd.(a)	2,831	490,456
S-Oil Corp.	2,223	205,166
		819,354
Security	Shares	Value

Spain — 0.8%
Repsol SA	73,278	$1,175,845

Sweden — 0.3%
Lundin Energy AB	10,062	482,836

Thailand — 0.5%
Bangchak Corp. PCL, NVDR	46,800	44,922
Banpu PCL, NVDR	280,800	101,657
Esso Thailand PCL, NVDR(a)	46,800	14,031
IRPC PCL, NVDR	573,300	57,785
PTT Exploration & Production PCL, NVDR	70,231	345,777
Star Petroleum Refining PCL, NVDR	93,600	33,354
Thai Oil PCL, NVDR	58,500	98,225
		695,751
Turkey — 0.1%
Turkiye Petrol Rafinerileri AS(a)	6,318	102,502

United Arab Emirates — 0.0%
Dana Gas PJSC	168,480	49,468

United Kingdom — 11.7%
BP PLC	983,970	5,347,454
Capricorn Energy PLC(a)(b)	16,731	41,574
Diversified Energy Co. PLC	41,301	64,118
Energean PLC(a)	6,084	102,560
EnQuest PLC(a)	73,242	27,549
Genel Energy PLC	6,903	13,778
Gulf Keystone Petroleum Ltd.	9,945	34,776
Harbour Energy PLC	23,249	111,910
Pantheon Resources PLC(a)(b)	35,451	44,806
Serica Energy PLC	10,062	32,990
Shell PLC	384,345	11,367,370
Tullow Oil PLC(a)	61,893	42,326
		17,231,211
United States — 53.7%
Antero Resources Corp.(a)	14,274	612,069
APA Corp.	17,550	825,026
Arch Resources Inc.(b)	819	125,176
Berry Corp.	2,808	31,253
Brigham Minerals Inc., Class A	2,340	70,925
California Resources Corp.	2,808	122,625
Callon Petroleum Co.(a)	1,841	107,625
Centennial Resource Development Inc./DE, Class A(a)	9,945	78,963
Centrus Energy Corp., Class A(a)	438	11,208
Chesapeake Energy Corp.	5,348	520,788
Chevron Corp.	98,354	17,178,510
Civitas Resources Inc.	2,808	214,391
CNX Resources Corp.(a)	10,413	226,170
Comstock Resources Inc.(a)	4,680	90,324
ConocoPhillips	65,637	7,374,973
CONSOL Energy Inc.(a)	1,638	84,455
Coterra Energy Inc.	41,067	1,409,830
Crescent Energy Co.	1,793	32,400
CVR Energy Inc.	1,521	52,368
Delek U.S. Holdings Inc.(a)	3,393	98,940
Denbury Inc.(a)	2,574	188,262
Devon Energy Corp.	31,824	2,383,618
Diamondback Energy Inc.	8,553	1,300,227
Earthstone Energy Inc., Class A(a)	1,989	35,842
Enviva Inc.	1,638	127,584
EOG Resources Inc.	29,544	4,046,346

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Energy Producers ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
EQT Corp.(b)	17,082	$815,153
Exxon Mobil Corp.	213,759	20,520,864
Gran Tierra Energy Inc.(a)	18,135	33,006
Gulfport Energy Corp.(a)	585	56,599
Hess Corp.	14,051	1,729,257
HF Sinclair Corp.	7,839	384,895
Kimbell Royalty Partners LP	2,106	39,930
Kosmos Energy Ltd.(a)(b)	22,932	177,494
Laredo Petroleum Inc.(a)	702	59,087
Magnolia Oil & Gas Corp., Class A	8,307	229,356
Marathon Oil Corp.	36,387	1,143,643
Marathon Petroleum Corp.	28,519	2,902,949
Matador Resources Co.	5,967	363,390
Murphy Oil Corp.(b)	7,540	319,847
Northern Oil and Gas Inc.	3,276	107,092
Oasis Petroleum Inc.	873	138,571
Occidental Petroleum Corp.	47,151	3,268,036
Ovintiv Inc.	13,153	736,436
Par Pacific Holdings Inc.(a)	2,340	38,376
PBF Energy Inc., Class A(a)	4,914	163,145
PDC Energy Inc.	4,914	388,894
Peabody Energy Corp.(a)	5,382	127,069
Pioneer Natural Resources Co.	11,666	3,242,448
Range Resources Corp.(a)	13,221	448,853
Ranger Oil Corp.(a)	1,053	45,079
SandRidge Energy Inc.(a)	1,521	35,850
SilverBow Resources Inc.(a)	468	18,074
SM Energy Co.	6,201	299,322
Southwestern Energy Co.(a)	44,942	409,871
Talos Energy Inc.(a)	2,925	63,180
Tellurian Inc.(a)(b)	22,230	106,037
Texas Pacific Land Corp.	334	523,041
Uranium Energy Corp.(a)	14,274	54,527
Valero Energy Corp.	20,693	2,681,813
Viper Energy Partners LP	3,159	106,016
W&T Offshore Inc.(a)	5,031	33,859
Whiting Petroleum Corp.	1,989	175,947
		79,336,904
Total Common Stocks — 98.0%
(Cost: $101,514,210)		144,882,492
Security	Shares	Value

Preferred Stocks

Brazil — 1.0%
Petroleo Brasileiro SA, Preference Shares, NVS	240,318	$1,520,018

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	275,500	44

Total Preferred Stocks — 1.0%
(Cost: $1,173,472)		1,520,062

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.87%(e)(f)(g)	933,807	933,807
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.72%(e)(f)	160,000	160,000
		1,093,807

Total Short-Term Securities — 0.7%
(Cost: $1,093,705)		1,093,807

Total Investments in Securities — 99.7%
(Cost: $103,781,387)		147,496,361

Other Assets Less Liabilities — 0.3%		374,796

Net Assets — 100.0%		$147,871,157

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end. (g) All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$525,991	$408,179	(a)	$—	$(376)	$13	$933,807	933,807	$4,741	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	60,000	(a)	—	—	—	160,000	160,000	197		—
					$(376)	$13	$1,093,807		$4,938		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Energy Producers ETF
May 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Energy Select Sector Index	14	06/17/22	$1,269	$85,298
FTSE 100 Index	2	06/17/22	191	4,135
				$89,433

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$95,998,356	$48,884,071	$65	$144,882,492
Preferred Stocks	1,520,018	—	44	1,520,062
Money Market Funds	1,093,807	—	—	1,093,807
	$98,612,181	$48,884,071	$109	$147,496,361
Derivative financial instruments(a)
Assets
Futures Contracts	$85,298	$4,135	$—	$89,433

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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